Repurchases Of Common Stock (Notes)	6 Months Ended
Jun. 30, 2013
Class of Stock Disclosures [Abstract]
Repurchases Of Common Stock [Text Block]
REPURCHASES OF COMMON STOCK
Board Authorization
On January 31, 2013, our Board of Directors approved an additional repurchase program of up to $250.0 million of our common stock plus the cash proceeds received from the exercise of stock options by our officers, directors, and employees.
The following table presents a summary of our authorized stock repurchase balance:

Board
Dollars in thousands	Authorization
Authorized repurchase - as of January 1, 2013	$133,640
Additional board authorization	250,000
Proceeds from the exercise of stock options	10,519
Repurchase of common stock from open market	(71,388)
Authorized repurchase - as of June 30, 2013	$322,771